Document Information	12 Months Ended
Dec. 31, 2023
Document Information:
Document Type	2.01 SD
Amendment	false
CIK	0001396009
Registrant Name	VULCAN MATERIALS COMPANY
Period End Date	Dec. 31, 2023
Reporting Currency	USD